Share-based compensation - Narrative (Details)	6 Months Ended
	Jun. 30, 2026 shares component	Jun. 30, 2025 shares
Share-Based Payment Arrangements [Abstract]
Number of components of share based compensation plan | component	5
Number of options granted (in shares) | shares	0	330,727